SUBSEQUENT EVENTS	2 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7.	SUBSEQUENT EVENTS

During April 2020, an aggregate of $150,000 was received in payment of three subscriptions receivable for Class A Units (see Note 4).

On April 13, 2020, the Company converted from a limited liability corporation to a corporation.

On April 13, 2020, 100% of the equity capital of the Company was acquired by Rivulet Films, Inc. a wholly-owned subsidiary of Bio-Matrix Scientific Group, Inc. (“Bio-Matrix”), a public company subject to the periodic reporting requirements of the U.S. Securities and Exchange Commission, in exchange for the issuance of 79,155,765 shares of common stock of Bio-Matrix. Bio-Matrix was renamed Rivulet Media, Inc. on May 26, 2020.